EQUITY AND NON-CONTROLLING INTERESTS (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions						6 Months Ended
	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 EUR (€) € / shares shares	Jun. 12, 2024 USD ($)	May 30, 2024	Apr. 30, 2024 USD ($) installment $ / shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jan. 01, 2051	Dec. 31, 2023 USD ($) shares	May 05, 2023 shares
Disclosure of classes of share capital [line items]
Authorised share capital (in shares)						$ 395			$ 395
Shares authorized (in shares) | shares						1,111,418,599			1,111,418,599
Dividends (in USD per share) | $ / shares					$ 0.50
Dividend payables					$ 397
Number of installments of dividend payments | installment					2
Dividends paid, ordinary shares			$ 200
Dividends recognised as distributions to non-controlling interests						$ 93
Dividends paid to non-controlling interests						84
Treasury share repurchase program, authorised no of shares (in shares) | shares										85,000,000
Minimum percentage post-dividend annual free cash flow										50.00%
Purchase of treasury shares						$ 900	$ 704
Treasury shares (in shares) | shares						67,400,000			33,500,000
Increase in non-controlling interests in Finocas NV (note 6)						$ 68
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Shares buyback (in shares) | shares	65,300,000	65,300,000
Purchase of treasury shares	$ 1,652	€ 1,523
Average cost per share (in USD/EUR per share) | (per share)	$ 25.31	€ 23.33
Finocas NV (Belgium)
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary				50.00%
Finocas NV (Belgium) | Forecast
Disclosure of classes of share capital [line items]
Right to acquire equity portion obtained								0.50
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares						852,809,772			303,000,000